Related party transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 135,085	$ 18,709	¥ 115,900
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Amounts due to related parties	¥ 1,979	$ 274	¥ 1,104
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Trip.com Group
Related party transactions
Amounts due from related parties	¥ 135,085		¥ 115,900
Other Receivable, after Allowance for Credit Loss, Related Party, Name [Extensible Enumeration]	Trip.com Group	Trip.com Group	Trip.com Group
Amounts due to related parties	¥ 1,979		¥ 1,104
Other Liability, Current, Related Party, Name [Extensible Enumeration]	Trip.com Group	Trip.com Group	Trip.com Group